Business combination - Additional Information (Details) - SendCloud Technology Co., Ltd., [Member] ¥ in Thousands	Mar. 08, 2022 CNY (¥) shares
Business Acquisition [Line Items]
Percentage of equity interests acquired	52.37%
Cash consideration | ¥	¥ 34,473
SendCloud Management [Member]
Business Acquisition [Line Items]
Restricted stock shares issued | shares	1,366,128
Awards vesting period	9 months